SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares upon exercise
Outstanding at beginning of year	2,531,381	2,875,003	2,709,910
Granted	704,348	572,533	749,255
Forfeited	(320,496)	(562,787)	(254,290)
Exercised	(103,267)	(353,368)	(329,872)
Outstanding at end of year	2,811,966	2,531,381	2,875,003
Exercisable at end of year	1,646,204	1,440,143	1,364,620
Vested and expected to vest	2,197,848	1,950,116	2,117,348
Weighted average exercise price
Outstanding at beginning of year	$ 11.99	$ 12.02	$ 11.03
Granted	6.73	11.93	11.74
Forfeited	15.13	17.02	11.64
Exercised	1.28	4.18	2.83
Outstanding at end of year	10.70	11.99	12.02
Exercisable at end of year	11.99	11.75	10.38
Vested and expected to vest	$ 11.16	$ 11.97	$ 11.65